Share capital, Share buy-back (Details) $ in Thousands				12 Months Ended	18 Months Ended
	Feb. 14, 2019 USD ($) shares	Feb. 13, 2019 USD ($) shares	Feb. 13, 2019 £ / shares	Apr. 30, 2017 USD ($)	Oct. 31, 2018 USD ($) shares	Nov. 05, 2018 USD ($)	Aug. 29, 2018 USD ($)
Share buy-back [Abstract]
Shares repurchased				$ 7,678
Share Buy-back [Member]
Share buy-back [Abstract]
Amount authorized under buy-back program						$ 400,000	$ 200,000
Shares repurchased		$ 400,000			$ 171,200
Number of shares repurchased (in shares) | shares		22,455,121			9,858,205
Average share price (in pounds per share) | £ / shares			£ 13.82
Expiration date	Mar. 29, 2019
Expenses amount					$ 500
Share Buy-back [Member] | Top of Range [Member]
Share buy-back [Abstract]
Amount authorized under buy-back program	$ 110,000
Number of ordinary shares authorized for repurchase (in shares) | shares	65,211,171
Share Buy-back [Member] | London Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares repurchased (in shares) | shares					8,567,659
Share Buy-back [Member] | New York Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares repurchased (in shares) | shares					1,290,546